Form 13F


                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:       March 31, 2001

Check here if Amendment [   ]:  Amendment Number :
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Batterymarch Financial Management, Inc.
Address:          200 Clarendon Street
                  Boston, MA  02116

13F File Number : 28-377

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Francis X. Tracy
Title:   President, CFO, Treasurer & Secretary
Phone:   617-266-8300
Signature                         Place                       Date of Signing



_____________________________________________________________________________
/s/ Francis X. Tracy              Boston, MA                  May 14, 2001

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[  X  ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A